Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2018	December 31, 2017
	March 31, 2018	December 31, 2017
			€m	€m
Authorized Share Capital:
Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a
Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a

Issued and fully paid:
Ordinary Shares	173,997,436	165,291,546	1,747.7	1,626.9
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
			1,758.3	1,637.5
Listing and share transaction costs			(13.8)	(13.8)
Total Capital reserve			1,744.5	1,623.7